Summary of Significant Accounting Policies - Consolidated Income Statement (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES
Rent (Note 5)	₱ 1,290	₱ 7,321	₱ 7,016
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Financing costs – net (Notes 5 and 10)	8,553	7,067	7,370
INCOME BEFORE INCOME TAX	32,336	22,815	14,569
Tax effect	(9,550)	(3,842)	(1,103)
NET INCOME	22,786	18,973	13,466
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	22,521	18,916	13,371
Noncontrolling interests	265	₱ 57	₱ 95
IFRS 16 [Member]
EXPENSES
Rent (Note 5)	1,290
Depreciation and amortization (Notes 9 and 10)	4,393
Financing costs – net (Notes 5 and 10)	1,061
INCOME BEFORE INCOME TAX	6,744
Tax effect	(2,023)
NET INCOME	4,721
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	(4,721)
IAS 17 [Member]
EXPENSES
Rent (Note 5)	6,571
INCOME BEFORE INCOME TAX	6,571
Tax effect	(1,971)
NET INCOME	4,600
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	(4,600)
Increase Decrease Due To Application Of IFRS 16 [Member]
EXPENSES
Rent (Note 5)	(5,281)
Depreciation and amortization (Notes 9 and 10)	4,393
Financing costs – net (Notes 5 and 10)	1,061
INCOME BEFORE INCOME TAX	173
Tax effect	(52)
NET INCOME	121
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	₱ (121)